Insurance and reinsurance (Tables)	9 Months Ended
Jul. 31, 2025
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Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held
Insurance service and insurance investment results
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Insurance service result
Insurance revenue	$1,369	$1,303	$4,108	$3,755
Insurance service expense	(1,074)	(1,059)	(3,290)	(3,043)
Net income (expense) from reinsurance contracts held	(16)	(30)	(29)	(108)
	$279	$214	$789	$604
Insurance investment result
Net investment income	$122	$185	$747	$2,289
Insurance finance income (expense)	(68)	(159)	(574)	(2,155)
Reinsurance finance income (expense)	(6)	2	35	94
	$48	$28	$208	$228
Insurance service and insurance investment results	$327	$242	$997	$832